Document and Entity Information	Jan. 12, 2017
Prospectus:
Document Type	497
Document Period End Date	Jan. 12, 2017
Registrant Name	Pacer Funds Trust
Central Index Key	0001616668
Amendment Flag	false
Document Creation Date	Jan. 12, 2017
Document Effective Date	Jan. 12, 2017
Prospectus Date	Aug. 31, 2016
Pacer Global High Dividend ETF | Pacer Global High Dividend ETF
Prospectus:
Trading Symbol	PGHD